Supplement to the

Fidelity Advisor Focus Funds®

Fidelity® Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund,
Fidelity Advisor Cyclical Industries Fund,
Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund,
Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund,
Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, And
Fidelity Advisor Telecommunications & Utilities Growth Fund

Funds of Fidelity Advisor Series VII

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

Chris Bartel has replaced Matthew Friedman as the portfolio manager of Advisor Cyclical Industries. All references to Matthew Friedman with respect to management of Advisor Cyclical Industries are removed from the "Management Contracts" section.

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)
Chris Bartel	Advisor Cyclical Industries

The following information supplements the similar information found in the "Management Contracts" section on page 45.

The following table provides information relating to other accounts managed by Mr. Bartel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Cyclical Industries ($159 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following information supplements the similar information found in the "Management Contracts" section on page 47.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of December 31, 2005
Chris Bartel	Advisor Cyclical Industries	None

AFOC/AFOCIB-06-03 July 19, 2006
1.480127.121

John Dowd has been appointed as the co-manager of Advisor Natural Resources.

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)
John Dowd	Advisor Natural Resources

The following information replaces the similar information found in the "Management Contracts" section on page 44.

The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of May 31, 2006, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. The sector fund manager's bonus is based on several components. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The following information replaces the similar information found in the "Management Contracts" section on page 45.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following information supplements the similar information found in the "Management Contracts" section on page 45.

The following table provides information relating to other accounts managed by Mr. Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,261	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Natural Resources ($825 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 47.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of May 31, 2006
John Dowd	Advisor Natural Resources	None

The following information replaces the similar information found in the "Management Contracts" section on page 45.

The following table provides information relating to other accounts managed by Mr. Friedman as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Natural Resources ($825 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 47.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of May 31, 2006
John Dowd	Advisor Natural Resources	None

Supplement to the

Fidelity® Advisor Real Estate Fund

A Fund of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

ARE/AREIB-06-01 July 19, 2006
1.777595.105